LONG TERM RECEIVABLES AND DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
LONG TERM RECEIVABLES AND DEPOSITS [Abstract]
Costs and estimated earnings in excess of billings on uncompleted contracts (see Note 3)	$ 1,064	$ 1,084
Restricted deposits	42	440
Leasing deposits	54	39
Long-term receivables and deposits, Total	$ 1,160	$ 1,563